Shareholder Report, Holdings (Details) - DREYFUS CASH MANAGEMENT	Jul. 31, 2024
Institutional Shares | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
Institutional Shares | Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Institutional Shares | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	96.10%
Investor Shares | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
Investor Shares | Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Investor Shares | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	96.10%
administrative shares | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
administrative shares | Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	4.10%
administrative shares | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	96.10%
Preferred Shares | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
Preferred Shares | Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Preferred Shares | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	96.10%